LAW OFFICES OF
              CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER, L.L.P.


                             1900 U.S. BANK BUILDING
                              233 SOUTH 13TH STREET
                          LINCOLN, NEBRASKA 68508-2095
                                 (402) 474-6900
                               FAX (402) 474-5393
                              www.clinewilliams.com



                                December 14, 2005




Securities and Exchange Commission
Attention: Division of Corporation Finance
450 5th Street NW
Washington, DC 20549

        Re:    NEDAK Ethanol, LLC
               Form SB-2 Registration Statement under the Securities Act of 1933

Ladies and Gentlemen:

        Attached hereto is electronic data constituting the Form SB-2 Registration Statement under the Securities Act of 1933 of NEDAK Ethanol, LLC (the "Company"). This will confirm that management of the Company as well as the undersigned have reviewed the requirements for the use of Form SB-2 and are of the belief that this filing is appropriate for Form SB-2.

        Please direct any comments or questions on the Registration Statement to the attention of the undersigned.

                                               Very truly yours,


                                               /s/ Donald F. Burt
                                               DONALD F. BURT
                                               For the Firm